Affiliated companies and variable interest entities (Account Balances and Transactions with Affiliated Companies) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	¥ 357,849	¥ 362,831
Accounts payable and other payables	780,935	845,755
Net revenues	2,423,338	2,213,236	¥ 2,004,632
Purchases	¥ 6,781,279	¥ 6,431,464	¥ 5,749,430